Other Gains, Net (Details) - Schedule of Other Gains, Net - CNY (¥)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Gains, Net [Abstract]
Foreign exchange gains	[1]	¥ 3,589,629	¥ 7,355,135	¥ 786,080
Net gains on confiscated credit risk mitigation positions	[2]	422,763	71,380,536	12,733,681
Profits/(losses) from fair value changes		(5,765,113)	(362,855)	1,101,669
Net loss on disposal of property and equipment	[3]	(147,644)	(30,742)	(328,262)
Others		6,747,962	11,571,964	7,768,674
Total		¥ 4,847,597	¥ 89,914,038	¥ 22,061,842

[1]	The changes of foreign exchange gain are mainly due to exchange rate changes in cash and cash equivalents held by the Group, including US dollar account and Hong Kong dollar account.
[2]	Sales partners provide CRMPs as security deposits. Pursuant to the collaboration agreements if the debtor’s loan principal repayments or accrued interests are past due or the loan is in default, sales partners are obliged to fulfill their guaranteed responsibility by selecting among different approaches, otherwise the CRMPs deposited by sales partners are confiscated by the Group, refer to Note 1.
[3]	Profits/(losses) from fair value change refers to gains or losses resulting from changes in the fair value of investment securities.